Loans Receivable, Net - Summary of Loans Receivable, Net (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Accounts Notes And Loans Receivable [Line Items]
Loans receivable, net	¥ 67,196,568	$ 9,773,335	¥ 6,600,000
Loans receivable, non-current portion	39,352,863	5,723,637
Franchisees [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans receivable, net	18,757,404	2,728,151	¥ 6,600,000
Loans receivable, non-current portion	39,352,863	5,723,637
Third Parties [Member]
Accounts Notes And Loans Receivable [Line Items]
Loans receivable, net	¥ 48,439,164	$ 7,045,184